Other income (Details) - CHF (SFr)	3 Months Ended		6 Months Ended		12 Months Ended	42 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2022	Dec. 31, 2021
Other income
Other income	SFr 3,089	SFr 79,285	SFr 9,800	SFr 157,483
Eurostars/Innosuisse
Other income
Amount of grant awarded					SFr 512,032
Proceeds from grants						SFr 380,184
Other receivables	SFr 131,848		SFr 131,848			SFr 131,848	SFr 131,848